Income Tax (Details) - Schedule of Pre-Tax Accounting Loss from Operations (Parentheticals) - Previously Reported [Member]	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate	30.00%	30.00%
unrecognized tax rate	30.00%	30.00%